Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of trade payables and other liabilities

Trade payables and other liabilities	€ million 2025	€ million 2024
Current: due within one year
Trade payables	10,994	10,258
Accruals	4,649	5,053
Social security and sundry taxes	565	555
Deferred consideration	26	16
Others	705	808
	16,939	16,690
Non-current: due after more than one year
Accruals	74	148
Deferred consideration	20	1
Others	43	54
	137	203
Total trade payables and other liabilities	17,076	16,893

Disclosure of supplier financing arrangements for trade payables

	2025	2024
Carrying amount of trade payables (subject to supplier financing arrangements)
Presented in trade and other payables (€ million)	2,665	2,207
of which suppliers have received payment from finance provider (€ million)	2,065	1,908
Range of payment due dates
Liabilities that are part of the arrangements(a) (days)	0-180	180 days
Comparable trade payables that are not part of the arrangements(a) (days)	0-180	180 days
(a)2025 disclosures include the full range of payment due dates, while in 2024 we disclosed only the maximum term.